COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

29. COMMITMENTS AND CONTINGENCIES

29.1 Other operating commitments

In October 2016, the Group had raised RMB57.5 million (US$8.8 million), and the Group planned to raise an additional RMB100.0 million (US$15.3 million) until CrossFire New Mobile Game is launched. Under this fundraising arrangement, the Group will share certain percentages of revenues from CrossFire New Mobile Game to investors providing funding to the Group. The Group does not plan to finance the remaining RMB100.0 million (US$15.3 million) from the planned fundraising arrangement. The Group is obligated to pay an amount of US$2.0 million within 30 days after commercial launch date of the game to Smilegate as minimum guarantee for royalty. In April 2020, Inner Mongolia Culture Assets and Equity Exchange filed a civil claim against Wuxi Qudong and Shanghai IT based on the cooperation agreement entered in September 2016. Inner Mongolia Culture Assets and Equity Exchange claims to request a refund of RMB57.5 million (US$8.8 million) which the Group has previously raised to finance the early phase development of CrossFire New Mobile Game and the interest compensation on the fund raised amounting to RMB4.6 million (US$0.7 million). On October 20, 2020, Intermediate Court of Changsha City, Hunan Province issued a decision to reject all claims against the Group. As of December 31, 2020, Inner Mongolia Culture Assets and Equity Exchange did not appeal against the sentence of the court in the period granted and no further claim filed by Inner Mongolia Culture Assets and Equity Exchange against the Group.

In June 2017, Shanghai IT entered into an investment agreement with the shareholders of Beijing Ti Knight where Shanghai IT will invest a total of RMB9.0 million (US$1.4 million) in Beijing Ti Knight. As of December 31, 2020, Shanghai IT has invested RMB4.9 million (US$0.8 million) and has a remaining capital contribution commitment amounting to RMB4.1 million (US$0.6 million). Shanghai IT’s purchase commitment amounting to RMB6.8 million (US$1.0 million) for the outsourcing development agreement entered on October 9, 2016 with Beijing Ti Knight will be waived if Shanghai IT’s accumulated investment in Beijing Ti Knight is more than RMB6.0 million (US$0.9 million). Hence, as of December 31, 2020, the Group has both a capital commitment and a purchase commitment amounting to RMB4.1 million (US$0.6 million) and RMB6.8 million (US$1.0 million), respectively, but the purchase commitment will be waived under the condition that accumulated investment in Beijing Ti Knight by Shanghai IT is more than RMB6.0 million (US$0.9 million). As of December 31, 2020, the agreements have not been terminated but the outsourcing development of the related game has been transferred to a third-party company.

In 2019, Jiu Gang has signed a joint venture agreement with Shenzhen EN-plus Technologies Co., Ltd. ("EN+"), an electric vehicle charging equipment company incorporated in the PRC, to establish a joint venture to engage in sales of new energy electric vehicle charging equipment, investment, construction and operation of charging stations, and provision of operational services for urban charging equipment and platforms for electric vehicles. According to the joint venture agreement, the Group will make a cash investment of RMB50.0 million (US$7.7 million) in the joint venture in consideration for which it will receive 80% equity interest in the joint venture, and EN+ will contribute its current and future proprietary electric vehicle charging technology to the joint venture in consideration for which it will receive a 20% equity interest of the joint venture. As of December 31, 2020, there has been no progress with forming the joint venture.

In March 2019, the Group entered into a joint venture agreement with F&F to establish a joint venture to manufacture, market, distribute and sell electric cars in the PRC. Under the terms of joint venture agreement, the Group will make capital contribution of up to US$600.0 million in three equal installments to the joint venture, and F&F will make contributions including its use rights for a piece of land in the PRC to manufacture electric cars and will grant the joint venture an exclusive license to manufacture, market, distribute and sell certain F&F’s car models and other potential selected car models in the PRC, in each case subject to the satisfaction of certain conditions, such as establishment of the joint venture and funding arrangements. The Group is only obligated to contribute capital into the joint venture if the Group can raise funds for this joint venture. The Group has paid the initial deposit of US$5.0 million in April 2019. In November 2020, the Group converted the initial deposit of US$5.0 million into 2,994,011 Class B ordinary shares of FF Intelligent, the holding company of F&F that operates its electric vehicles business, at a pre-agreed conversion price set forth in the joint venture agreement. As a result of this conversion, the joint venture agreement with F&F was deemed to be terminated and the capital commitment in the joint venture agreement was deemed released.

In September 2020, the Group entered into a master cooperation and publishing agreement with Voodoo, a French game developer and publisher, to cooperate on the publishing and operations of casual games in mainland China. Pursuant to the master cooperation and publishing agreement and amendment agreement entered in December 2020, the Group obtained exclusive licenses of several games developed by Voodoo. Voodoo granted the Group an exclusive, sub-licensable license to test, perform, market, promote, distribute, reproduce, modify, support and/or otherwise use or exploit such games directly or through authorized contractors in mainland China for a maximum period of three years, commencing upon the upload and distribution of the underlying games on any platform. In consideration for the exclusive license granted to the Group and as a minimum guarantee payment, the Group is to pay an aggregate amount of US$13.0 million in cash to Voodoo based on the agreed timetable, subject to satisfaction of certain conditions related to delivery of games by Voodoo, including an upfront payment of US$3.0 million that the Group has paid in September 2020. As of December 31, 2020, the game granted by Voodoo is under development.

29.2 Contingencies

In June 2016, Asian Development borrowed HK$92.3 million (US$11.9 million) from a financial services company at an annual interest rate of 2% for a term of 24 months. This loan is secured by 417,440,000 shares of L&A. Pursuant to the financing agreement, such loan is considered to be in default since the market price of the pledged shares had fallen below the collateralized stock price by more than 35% for ten consecutive trading days. Asian Development had not made any remediation pursuant to the financing agreement. Upon default, the lender shall be entitled to foreclose the pledged shares and become the legal and beneficial owner of the pledged shares. If the market value of the pledged shares cannot cover the total outstanding amount owed by Asian Development to the lender under the financing agreement, the lender may claim against Asian Development to recover any outstanding amounts under the financing agreement, in addition to foreclosure of the pledged shares as mentioned above. On September 9, 2020, the High Court of Hong Kong issued an order to wind-up Asian Development given its inability to pay for the liabilities due and has appointed provisional liquidator to close remaining corporate affairs within the statutory timeframe.

Red 5 and its affiliates are currently in dispute with Qihoo 360 and its affiliates regarding System Link and Firefall and various legal proceedings have been initiated and are ongoing in connection with such dispute since 2016 where litigations have been filed with both Intellectual Property Court of Shanghai and Hong Kong International Arbitration Centre. In May 2019, the Group has entered into an out-of-court settlement with Qihoo 360 where both the Group and Qihoo 360 agreed to withdraw litigations filed in relation to the dispute over Firefall and to liquidate the joint venture, System Link. The Group has withdrawn all the claims against Qihoo 360 and settled the litigation proceedings in Shanghai in May 2019. In August 2019, the Group has received a refund from Intellectual Property Court of Shanghai on court acceptance fee paid in 2016 and recognized other income amounting to RMB3.8 million (US$0.6 million) in 2019. As of December 31, 2020, the Group is implementing the mediation agreement with Qihoo 360 to settle the arbitration proceeding in Hong Kong.

As described in Note 27, in August 2014, Red 5 issued 27,438,952 Series B redeemable convertible preferred shares of Red 5 to a new investor, Oriental Pearl. Due to the stock exchange transaction with L&A in 2016, a 37% share of the SBPS was owned by L&A as of December 31, 2019 (see Note 27). Per Articles of Association of Red 5, major holders of SBPS, at any time on or after April 1, 2017 (the “Redemption Election”), can require Red 5 to redeem all, but not less than all, of the outstanding shares of SBPS, as applicable, in three equal annual installments. New Star, a wholly owned subsidiary of the Group, owns 39,766,589 Series A redeemable convertible preferred shares which have similar terms with the Series B redeemable convertible preferred shares. The redemption value of SBPS was US$16.5 million for the first installment, US$18.1 million for the second installment and US$19.9 million for the third installment. Since Red 5 is in a net liability position, the Group does not believe the preferred shareholders will request such redemption. As of the issuance date of these consolidated financial statements, there was no such preferred shareholder requiring Red 5 to redeem the preferred shares.

Shanghai Oh Yeah Information Technology Co., Ltd. filed several related civil claims in April 2019 against joint defendants including Shanghai IT, ZTE9 and a third-party defendant, regarding copyright infringements of their intellectual property to the Intellectual Property Court of Shanghai with a total aggregated claim amount of RMB3.0 million (US$0.5 million). The Group has assessed the likelihood of the outcome and have accrued an amount for the contingency. On July 28, 2020, the Intellectual Property Court of Shanghai granted the claims withdrawal request from Shanghai Oh Yeah Information Technology Co., Ltd. and underlying legal proceeding was dismissed.

Due to the Group’s failure to repay the convertible notes in a timely manner as stipulated in the previous deed of settlement and its amendments, in May 2020, Splendid Days obtained an injunction order from the Court of First Instance of the Hong Kong Special Administrative Region prohibiting the Group from disposing its assets worldwide up to the value of US$55.5 million and such injunction order was also registered in the High Court of the Republic of Singapore. In May 2020, Splendid Days also commenced an arbitration proceeding in Hong Kong under the rules of the Hong Kong International Arbitration Centre against the Group. The Group entered into a Settlement Deed with Splendid Days and other parties named therein to settle the Convertible Notes. The injunction order against the Group has been discharged. Upon the satisfaction of the conditions set forth in the Settlement Deed, the arbitration proceeding will be terminated. As of December 31, 2020, the arbitration proceeding has not been terminated. The hearing of the arbitration proceeding is expected to be held in April 2021.